VGOF-P10

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED JULY 10, 2025, TO THE

SUMMARY PROSPECTUS, PROSPECTUS, AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A

Effective July 31, 2025, the following supersedes any and all disclosure to the contrary in the fund’s Summary Prospectus, Prospectus and SAI:

a.	The portfolio managers primarily responsible for the day-to-day management of BrandywineGLOBAL – Global Unconstrained Fund are Messrs. David F. Hoffman, Brian L. Kloss, Jack Parker and William Zox.

b.	The portfolio managers primarily responsible for the day-to-day management of BrandywineGLOBAL – Corporate Credit Fund are Messrs. Jack Parker and William Zox.

c.	The portfolio managers primarily responsible for the day-to-day management of BrandywineGLOBAL – High Yield Fund are Messrs. Jack Parker and William Zox.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2025

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2025

BrandywineGLOBAL – High Yield Fund	May 1, 2025

Please retain this supplement for future reference.

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